SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract asset
Beginning Balance		$ 14,327,709
Amortization		(284,625)	$ 0	$ 0
Ending Balance	$ 14,113,415	14,113,415	14,327,709
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance	169,452,859	0
Fair value adjustment	(86,287,994)
Exercised	(442)
Foreign currency translation adjustment	(7,809,933)
Ending Balance	75,354,490	75,354,490	0
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Share warrant obligation
Beginning Balance	95,836,032
Fair value adjustment	(48,935,404)
Exercised	0
Foreign currency translation adjustment	(3,938,953)
Ending Balance	42,961,675	42,961,675
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Share warrant obligation
Beginning Balance	73,616,827
Fair value adjustment	(37,352,590)
Exercised	(442)
Foreign currency translation adjustment	(3,870,980)
Ending Balance	32,392,815	32,392,815
Amazon Logistics, Inc.
Contract asset
Beginning Balance		14,327,709	13,427,493
Amortization		(284,625)	0
Foreign currency translation adjustment		70,331	900,216
Ending Balance	14,113,415	14,113,415	14,327,709	13,427,493
Share warrant obligation
Beginning Balance		31,549,033	13,227,703
Fair value adjustment		(1,169,680)	1,473,860
Foreign currency translation adjustment		492,091	16,847,470
Ending Balance	$ 30,871,444	$ 30,871,444	$ 31,549,033	$ 13,227,703